SEGMENT AND GEOGRAPHICAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 380,468	$ 386,630
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	227,656	240,711
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	82,056	67,208
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	60,216	69,740
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	3,372	6,714
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,519	1,314
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,628	933
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 21	$ 10